ESTIMATION OF FAIR VALUE - Measurements at fair value on a non-recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Non-current assets held for sale	$ 105,214	$ 101,184
Non-recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Impaired collateralized loans	1,795,616	1,494,862
Non-current assets held for sale	105,214	101,184
Assets held for sale	1,900,830	1,596,046
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Impaired collateralized loans	1,795,616	1,494,862
Non-current assets held for sale	105,214	101,184
Assets held for sale	$ 1,900,830	$ 1,596,046